Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2023
GMO Resource Transition Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO RESOURCE TRANSITION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses(expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its initial fiscal period from February 15, 2023 through February 28, 2023, the Fund’s portfolio turnover rate (excluding short-term investments) was 2% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its initial fiscal period from February 15, 2023 through February 28, 2023, excluding transactions in U.S. Treasury Fund and other short-term investments, was 0% of the average value of its portfolio securities.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies in the resource transition sector (as defined below). Given global population growth, the industrialization of emerging countries, and the clean energy transition, GMO believes that global demand for many natural resources will increase and, given the finite supply of natural resources, that prices of these natural resources will increase over a long time period. GMO also believes that the demand for clean energy will continue to increase. In managing the Fund, GMO seeks to invest in the securities of companies that it believes will benefit from, and avoid companies it believes will be adversely affected by, the long-term increase GMO expects in natural resource prices and the increasing demand for clean energy. GMO expects the Fund’s long-term performance to have a low correlation to the performance of equity markets generally.GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), securities’ prices, commodities’ prices, equity and bond markets, the overall global economy, and governmental policies. GMO also may consider ESG (environmental, social, and governance) criteria.In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities of companies in the resource transition sector GMO believes have positive return potential relative to the securities of companies in that sector. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to other securities of companies in the resource transition sector. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund invests in companies tied economically to emerging markets. The Fund may invest its assets in securities of companies of any market capitalization and may invest a significant portion of its assets in securities of companies with smaller market capitalizations. The Fund also may utilize an event-driven strategy, such as merger arbitrage. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.The Fund has a fundamental policy to concentrate its investments in the resource transition sector, and under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in that sector. The Fund considers the “resource transition sector” to include companies that own, produce, refine, process, transport, and market natural resources other than fossil fuels and companies that provide related equipment, infrastructure, and services. The sector includes, for example companies in the following industries: diversified mining, precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, water, alternative energy sources, and environmental services. The Fund does not consider the integrated oil and gas or oil and gas exploration and production industries to be part of the “resource transition sector” and typically seeks to avoid investment in the securities of companies in those industries. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the resource transition sector, the Fund also may invest up to 20% of its net assets in securities of any type of company.The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO Resource Transition Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Resource Transition Fund | Focused Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Focused Investment Risk – Because the Fund concentrates its investments in the resource transition sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the resource transition sector and is subject to higher risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the resource transition sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the resource transition sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the resource transition sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the resource transition sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the resource transition sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the resource transition sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The Fund’s concentration in the securities of companies in the resource transition sector exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. For example, the Fund’s lack of exposure to companies that own fossil fuel reserves or that focus on oil and gas exploration and production may have an adverse effect on Fund performance relative to a fund that invested more broadly across the natural resources sector. Because the Fund invests primarily in the resource transition sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.
GMO Resource Transition Fund | Commodities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate significantly more than if the Fund had a broader range of investments.
GMO Resource Transition Fund | Market Risk Equities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
GMO Resource Transition Fund | Management and Operational Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results.The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
GMO Resource Transition Fund | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
GMO Resource Transition Fund | Non-U.S. Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments.Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.
GMO Resource Transition Fund | Illiquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices.
GMO Resource Transition Fund | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
GMO Resource Transition Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Resource Transition Fund | Derivatives and Short Sales Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the equities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.
GMO Resource Transition Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.
GMO Resource Transition Fund | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.
GMO Resource Transition Fund | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.
GMO Resource Transition Fund | Event-Driven Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.
GMO Resource Transition Fund | Class III
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	$ 458
GMO Resource Transition Fund | Class IV
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	$ 443
GMO Resource Transition Fund | Class V
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.885%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	$ 440
GMO Resource Transition Fund | Class VI
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.855%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	$ 430
GMO Resource Transition Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	$ 458
GMO Resource Transition Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.83%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1],[2]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	$ 489

[1]	Includes both management fee of 0.80% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.95% for Class III shares; 0.90% for Class IV shares; 0.885% for Class V shares; 0.855% for Class VI shares; 0.95% for Class R6 shares; and 0.95% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2024 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2024 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.